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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-04963

The Berwyn Funds

(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc.         1189 Lancaster Avenue         Berwyn, Pennsylvania 19312

(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222

Date of fiscal year end:         December 31, 2012

Date of reporting period:       September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
CONSUMER DISCRETIONARY - 16.0%
AUTO COMPONENTS - 2.5%
Spartan Motors, Inc.	1,422,002	$7,110,010

AUTOMOBILES - 3.6%
Winnebago Industries, Inc.+	803,303	10,145,717

HOTELS, RESTAURANTS & LEISURE - 2.1%
WMS Industries, Inc.+	357,000	5,847,660

HOUSEHOLD DURABLES - 2.6%
Hooker Furniture Corp.	554,611	7,182,212

SPECIALTY RETAIL - 2.9%
Genesco, Inc.+	41,200	2,749,276
Jos. A. Bank Clothiers, Inc.+	113,700	5,512,176
		8,261,452
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
Crocs, Inc.+	401,700	6,507,540

CONSUMER STAPLES - 3.5%
FOOD PRODUCTS - 3.5%
Chiquita Brands International, Inc.+	417,800	3,191,992
Sanderson Farms, Inc.	148,500	6,588,945
		9,780,937
ENERGY - 7.9%
ENERGY EQUIPMENT & SERVICES - 4.8%
Gulf Island Fabrication, Inc.	243,663	6,788,451
Newpark Resources, Inc.+	895,850	6,638,249
		13,426,700
OIL, GAS & CONSUMABLE FUELS - 3.1%
VAALCO Energy, Inc.+	1,014,900	8,677,395

FINANCIALS - 13.7%
COMMERCIAL BANKS - 2.6%
City Holding Co.	204,385	7,325,158

INSURANCE - 8.4%
American Equity Investment Life Holding Co.	79,940	929,702
Hallmark Financial Services, Inc.+	825,829	6,722,248

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
FINANCIALS - 13.7% (Continued)
INSURANCE - 8.4% (Continued)
Horace Mann Educators Corp.	394,150	$7,138,057
Stewart Information Services Corp.	440,850	8,878,719
		23,668,726
THRIFTS & MORTGAGE FINANCE - 2.7%
Dime Community Bancshares, Inc.	524,552	7,564,040

HEALTH CARE - 0.1%
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Cambrex Corp.+	15,414	180,806

INDUSTRIALS - 21.7%
AIRLINES - 0.2%
SkyWest, Inc.	44,200	456,586

BUILDING PRODUCTS - 2.1%
AAON, Inc.	294,318	5,780,405

COMMERCIAL SERVICES & SUPPLIES - 10.0%
Ennis, Inc.	441,984	7,252,958
Knoll, Inc.	478,000	6,668,100
McGrath RentCorp	265,600	6,929,504
US Ecology, Inc.	339,790	7,329,270
		28,179,832
CONSTRUCTION & ENGINEERING - 2.4%
Granite Construction, Inc.	239,000	6,864,080

ELECTRICAL EQUIPMENT - 2.7%
Encore Wire Corp.	257,484	7,533,982

MACHINERY - 4.3%
Graham Corp.	377,668	6,824,461
Tennant Co.	124,324	5,323,553
		12,148,014
INFORMATION TECHNOLOGY - 24.8%
COMMUNICATIONS EQUIPMENT - 2.4%
ADTRAN, Inc.	28,500	492,195
InterDigital, Inc.	166,000	6,188,480
		6,680,675

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 24.8% (Continued)
COMPUTERS & PERIPHERALS - 2.0%
Synaptics, Inc.+	240,275	$5,761,795

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.3%
Methode Electronics, Inc.	656,630	6,375,877
Plexus Corp.+	233,000	7,057,570
ScanSource, Inc.+	220,300	7,049,600
		20,483,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
Advanced Energy Industries, Inc.+	492,700	6,070,064
Micrel, Inc.	677,675	7,054,597
Rudolph Technologies, Inc.+	743,350	7,805,175
		20,929,836
SOFTWARE - 5.6%
Fair Isaac Corp.	180,100	7,971,226
VASCO Data Security International, Inc.+	819,865	7,682,135
		15,653,361
MATERIALS - 6.2%
CHEMICALS - 6.2%
KMG Chemicals, Inc.	408,438	7,556,103
Landec Corp.+	866,443	9,920,772
		17,476,875

TOTAL COMMON STOCKS (Cost $226,783,367)		$263,626,841

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.11%*	14,118,247	$14,118,247
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.08%*	3,104,544	3,104,544
TOTAL MONEY MARKET FUNDS (Cost $17,222,791)		$17,222,791

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $244,006,158)		$280,849,632

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%**		25,845

NET ASSETS - 100.0%		$280,875,477

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.
**	Percentage rounds to less than 0.1%.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 24.9%	Shares	Value
CONSUMER DISCRETIONARY - 1.6%
AUTOMOBILES - 0.8%
Ford Motor Co.	1,200,000	$11,832,000

SPECIALTY RETAIL - 0.8%
Chico's FAS, Inc.	690,134	12,498,327

CONSUMER STAPLES - 1.5%
FOOD & STAPLES RETAILING - 1.2%
SYSCO Corp.	581,000	18,167,870

FOOD PRODUCTS - 0.3%
Kellogg Co.	78,000	4,029,480

ENERGY - 1.0%
ENERGY EQUIPMENT & SERVICES - 1.0%
Tidewater, Inc.	310,000	15,044,300

FINANCIALS - 3.4%
DIVERSIFIED FINANCIAL SERVICES - 1.3%
JPMorgan Chase & Co.	460,000	18,620,800

INSURANCE - 1.6%
HCC Insurance Holdings, Inc.	693,484	23,502,173

THRIFTS & MORTGAGE FINANCE - 0.5%
New York Community Bancorp, Inc.	528,037	7,477,004

HEALTH CARE - 3.0%
PHARMACEUTICALS - 3.0%
GlaxoSmithKline PLC - ADR	240,000	11,097,600
Johnson & Johnson	247,000	17,020,770
Pfizer, Inc.	640,000	15,904,000
		44,022,370
INDUSTRIALS - 6.1%
AEROSPACE & DEFENSE - 1.0%
Ceradyne, Inc.	586,192	14,320,670

COMMERCIAL SERVICES & SUPPLIES - 3.2%
Ennis, Inc.	1,602,308	26,293,874

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 24.9% (Continued)	Shares	Value
INDUSTRIALS - 6.1% (Continued)
COMMERCIAL SERVICES & SUPPLIES - 3.2% (Continued)
US Ecology, Inc.	997,213	$21,509,885
		47,803,759
ELECTRICAL EQUIPMENT - 0.3%
Rockwell Automation, Inc.	57,000	3,964,350

INDUSTRIAL CONGLOMERATES - 0.7%
3M Co.	120,000	11,090,400

MACHINERY - 0.9%
Met-Pro Corp.	1,467,819	13,136,980

INFORMATION TECHNOLOGY - 5.3%
COMMUNICATIONS EQUIPMENT - 0.5%
Nokia Corp. - ADR	3,000,000	7,710,000

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Corning, Inc.	1,425,000	18,738,750
Methode Electronics, Inc.	1,933,415	18,773,460
		37,512,210
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Brooks Automation, Inc.	397,071	3,188,480
Intel Corp.	650,000	14,722,500
		17,910,980
SOFTWARE - 1.1%
Microsoft Corp.	517,000	15,380,750

MATERIALS - 1.0%
METALS & MINING - 1.0%
Alcoa, Inc.	1,650,000	14,602,500

UTILITIES - 2.0%
ELECTRIC UTILITIES - 1.5%
Exelon Corp.	618,000	21,988,440

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 24.9% (Continued)	Shares	Value
UTILITIES - 2.0% (Continued)
GAS UTILITIES - 0.5%
Laclede Group, Inc. (The)	188,712	$8,114,616

TOTAL COMMON STOCKS (Cost $339,357,168)		$368,729,979

PREFERRED STOCKS - 4.9%	Shares	Value
FINANCIALS - 2.5%
CAPITAL MARKETS - 0.3%
BNY Capital V - Series F	174,392	$4,417,349

COMMERCIAL BANKS - 0.7%
Wells Fargo Capital IX	428,681	10,931,365

DIVERSIFIED FINANCIAL SERVICES - 0.4%
JPMorgan Chase Capital XII	216,614	5,534,488

REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.1%
Alexandria Real Estate Equity, Inc. - Series D - CV	5,000	136,750
First Industrial Realty Trust - Series J	33,725	866,733
Public Storage - Series F	222,597	5,576,055
Ramco-Gershenson Properties Trust - Series D	179,663	9,186,169
		15,765,707
HEALTH CARE - 2.4%
HEALTH CARE PROVIDERS & SERVICES - 2.4%
Omnicare Capital Trust II - Series B	765,900	35,637,327

TOTAL PREFERRED STOCKS (Cost $69,688,440)		$72,286,236

CORPORATE BONDS - 46.5%	Par Value	Value
CONSUMER DISCRETIONARY - 13.5%
DIVERSIFIED CONSUMER SERVICES - 0.5%
Service Corp. International, 7.50%, due 04/01/27	$6,590,000	$6,985,400

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.5% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 13.5% (Continued)
HOUSEHOLD DURABLES - 3.2%
D.R. Horton, Inc., 6.125%, due 01/15/14	$2,000,000	$2,100,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,161,250
D.R. Horton, Inc., 5.25%, due 02/15/15	17,702,000	18,631,355
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,994,240
D.R. Horton, Inc., 6.50%, due 04/15/16	3,000,000	3,337,500
Ethan Allen Global, Inc., 5.375%, due 10/01/15	10,500,000	10,678,804
		46,903,149
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Brunswick Corp., 7.125%, due 08/01/27	6,150,000	6,226,875

MEDIA - 0.9%
Scholastic Corp., 5.00%, due 04/15/13	12,950,000	13,047,125

MULTI-LINE RETAIL - 2.2%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	32,335,650

SPECIALTY RETAIL - 6.3%
Best Buy Co., Inc., 3.75%, due 03/15/16	4,000,000	3,829,584
Best Buy Co., Inc., 5.50%, due 03/15/21	33,840,000	31,838,702
Gap, Inc. (The), 5.95%, due 04/12/21	43,729,000	48,710,564
Woolworth Corp., 8.50%, due 01/15/22	9,000,000	9,832,500
		94,211,350
CONSUMER STAPLES - 3.0%
FOOD & STAPLES RETAILING - 1.0%
Nash Finch Co., 1.631%, due 03/15/35 CV	32,200,000	14,932,750

FOOD PRODUCTS - 2.0%
Archer-Daniels-Midland Co., 0.875%, due 02/15/14 CV	29,000,000	29,018,125

ENERGY - 0.6%
ENERGY EQUIPMENT & SERVICES - 0.6%
Bristow Group, Inc., 3.00%, due 06/15/38 CV	8,055,000	8,306,719

FINANCIALS - 2.3%
INSURANCE - 0.3%
Provident Cos., Inc., 7.25%, due 03/15/28	3,176,000	3,566,588
Unum Group, 6.75%, due 12/15/28	1,160,000	1,253,484
		4,820,072

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.5% (Continued)	Par Value	Value
FINANCIALS - 2.3% (Continued)
REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.0%
Health Care REIT, Inc., 4.70%, due 09/15/17	$5,000,000	$5,518,425
Health Care REIT, Inc., 4.95%, due 01/15/21	21,170,000	23,141,499
		28,659,924
HEALTH CARE - 11.0%
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Medtronic, Inc., 1.625%, due 04/15/13	31,439,000	31,537,247
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	14,910,250
		46,447,497
HEALTH CARE PROVIDERS & SERVICES - 3.8%
Hanger Orthopedic Group, Inc., 7.125%, due 11/15/18	21,050,000	21,997,250
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	22,394,000	22,505,970
Omnicare, Inc., 3.25%, due 12/15/35 CV	10,960,000	10,823,000
		55,326,220
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Illumina, Inc., 144A, 0.25%, due 03/15/16 CV	49,751,000	46,361,713

PHARMACEUTICALS - 1.0%
Hospira, Inc., 5.60%, due 09/15/40	14,450,000	15,261,093

INDUSTRIALS - 7.8%
AEROSPACE & DEFENSE - 4.4%
Alliant Techsystems, Inc., 3.00%, due 08/15/24	7,390,000	7,611,700
Ceradyne, Inc., 2.875%, due 12/15/35 CV	9,472,000	9,472,000
L-3 Communications Holdings, Inc., 6.375%, due 10/15/15	8,780,000	8,880,970
L-3 Communications Holdings, Inc., 3.00%, due 08/01/35 CV	25,000,000	25,062,500
Orbital Sciences Corp., 2.437%, due 01/15/27 CV	14,302,000	14,373,510
		65,400,680
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Deluxe Corp., Series B, 5.125%, due 10/01/14	13,951,000	14,631,111
Deluxe Corp., 7.375%, due 06/01/15	3,830,000	3,897,025
Deluxe Corp., 7.00%, due 03/15/19	9,560,000	10,169,450
		28,697,586

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.5% (Continued)	Par Value	Value
INDUSTRIALS - 7.8% (Continued)
INDUSTRIAL CONGLOMERATES - 0.1%
Carlisle Cos., Inc., 5.125%, due 12/15/20	$1,500,000	$1,689,797

TRADING COMPANIES & DISTRIBUTORS - 1.3%
WESCO International, Inc., 7.50%, due 10/15/17	18,506,000	18,829,855

INFORMATION TECHNOLOGY - 7.1%
COMMUNICATIONS EQUIPMENT - 4.0%
InterDigital, Inc., 2.50%, due 03/15/16 CV	23,000,000	23,963,125
Ixia, 3.00%, due 12/15/15 CV	19,000,000	22,182,500
Nokia Corp., 6.625%, due 05/15/39	15,700,000	12,599,250
		58,744,875
COMPUTERS & PERIPHERALS - 3.0%
SanDisk Corp., 1.00%, due 05/15/13 CV	45,000,000	44,465,625

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	1,882,000	1,997,272

MATERIALS - 0.9%
METALS & MINING - 0.9%
Alcoa, Inc., 5.87%, due 02/23/22	5,349,000	5,753,347
Alcoa, Inc., 5.90%, due 02/01/27	5,000,000	5,227,920
Alcoa, Inc., 5.95%, due 02/01/37	3,000,000	3,001,239
		13,982,506
UTILITIES - 0.3%
GAS UTILITIES - 0.3%
Suburban Propane Partners, L.P., 7.375%, due 03/15/20	3,900,000	4,173,000

TOTAL CORPORATE BONDS (Cost $651,409,459)		$686,824,858

MONEY MARKET FUNDS - 23.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%*	128,345,182	$128,345,182
Fidelity Institutional Money Market Portfolio - Select Class, 0.11%*	73,180,781	73,180,781
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.08%*	73,150,049	73,150,049

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 23.5% (Continued)	Shares	Value
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.08%*	73,180,782	$73,180,782
TOTAL MONEY MARKET FUNDS (Cost $347,856,794)		$347,856,794

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $1,408,311,861)		$1,475,697,867

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		2,938,106

NET ASSETS - 100.0%		$1,478,635,973

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ADR - American Depositary Receipt.
CV - Convertible Security.

*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 89.3%	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
AUTOMOBILES - 6.9%
Ford Motor Co.	36,300	$357,918
Thor Industries, Inc.	15,275	554,788
		912,706
HOUSEHOLD DURABLES - 3.4%
Harman International Industries, Inc.	9,550	440,828

SPECIALTY RETAIL - 7.7%
Best Buy Co., Inc.	12,775	219,602
Chico's FAS, Inc.	14,200	257,162
Gap, Inc. (The)	7,715	276,043
Lowe's Cos., Inc.	8,675	262,332
		1,015,139
ENERGY - 5.4%
ENERGY EQUIPMENT & SERVICES - 2.3%
Tidewater, Inc.	6,150	298,459

OIL, GAS & CONSUMABLE FUELS - 3.1%
Chevron Corp.	3,550	413,788

FINANCIALS - 20.5%
CAPITAL MARKETS - 2.9%
Bank of New York Mellon Corp. (The)	16,990	384,314

COMMERCIAL BANKS - 3.6%
Wells Fargo & Co.	13,525	467,018

DIVERSIFIED FINANCIAL SERVICES - 3.8%
JPMorgan Chase & Co.	12,475	504,988

INSURANCE - 9.2%
Chubb Corp. (The)	5,215	397,800
HCC Insurance Holdings, Inc.	14,575	493,947
Unum Group	16,350	314,247
		1,205,994
THRIFTS & MORTGAGE FINANCE - 1.0%
New York Community Bancorp, Inc.	9,375	132,750

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.3% (Continued)	Shares	Value
HEALTH CARE - 11.5%
PHARMACEUTICALS - 11.5%
Abbott Laboratories	4,500	$308,520
GlaxoSmithKline PLC - ADR	7,350	339,864
Johnson & Johnson	5,900	406,569
Pfizer, Inc.	18,225	452,891
		1,507,844
INDUSTRIALS - 10.7%
CONSTRUCTION & ENGINEERING - 2.9%
Jacobs Engineering Group, Inc.+	9,425	381,053

INDUSTRIAL CONGLOMERATES - 3.0%
3M Co.	4,225	390,475

MACHINERY - 4.8%
Dover Corp.	4,800	285,552
Lincoln Electric Holdings, Inc.	8,750	341,687
		627,239
INFORMATION TECHNOLOGY - 17.8%
COMMUNICATIONS EQUIPMENT - 3.1%
ADTRAN, Inc.	12,675	218,897
Nokia Corp. - ADR	72,250	185,683
		404,580
COMPUTERS & PERIPHERALS - 3.2%
Dell, Inc.	33,675	331,699
Hewlett-Packard Co.	5,700	97,242
		428,941
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
Itron, Inc.+	10,225	440,391

IT SERVICES - 2.1%
International Business Machines Corp.	1,310	271,759

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Intel Corp.	18,450	417,892

SOFTWARE - 2.9%
Microsoft Corp.	12,800	380,800

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.3% (Continued)	Shares	Value
MATERIALS - 5.4%
METALS & MINING - 5.4%
Alcoa, Inc.	39,150	$346,477
Nucor Corp.	9,375	358,688
		705,165

TOTAL COMMON STOCKS (Cost $10,882,027)		$11,732,123

MONEY MARKET FUNDS - 10.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.11%*	659,554	$659,554
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.08%*	77,331	77,331
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.08%*	659,554	659,554
TOTAL MONEY MARKET FUNDS (Cost $1,396,439)		$1,396,439

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $12,278,466)		$13,128,562

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		19,371

NET ASSETS - 100.0%		$13,147,933

ADR - American Depositary Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2012.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2012 (Unaudited)

1.    Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2012 by security type:

	Level 1	Level 2	Level 3	Total
Berwyn Fund
Common Stocks	$263,626,841	$-	$-	$263,626,841
Money Market Funds	17,222,791	-	-	17,222,791
Total	$280,849,632	$-	$-	$280,849,632

Berwyn Income Fund
Common Stocks	$368,729,979	$-	$-	$368,729,979
Preferred Stocks	72,286,236	-	-	72,286,236
Corporate Bonds	-	686,824,858	-	686,824,858
Money Market Funds	347,856,794	-	-	347,856,794
Total	$788,873,009	$686,824,858	$-	$1,475,697,867

Berwyn Cornerstone Fund
Common Stocks	$11,732,123	$-	$-	$11,732,123
Money Market Funds	1,396,439		-	1,396,439
Total	$13,128,562	$-	$-	$13,128,562

THE BERWYN FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  As of September 30, 2012, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2012:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of portfolio investments	$245,667,252	$1,409,149,674	$12,332,195
Gross unrealized appreciation	$46,900,736	$85,131,668	$1,794,945
Gross unrealized depreciation	(11,718,356)	(18,583,475)	(998,578)
Net unrealized appreciation	$35,182,380	$66,548,193	$796,367

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 15, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 15, 2012

* Print the name and title of each signing officer under his or her signature.